Other income (expense) (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Disclosure of other operating income (expense)
The following table summarizes the Company's other income (expense):

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Interest income on short-term investments	$2.6	$3.8	$11.8	$5.3
Interest income	2.6	3.8	11.8	5.3

Interest expense and accretion on convertible debt (net of capitalized interest)	(2.8)	(5.1)	(8.5)	(11.8)
Interest expense on leases	(1.2)	(0.8)	(3.0)	(1.7)
Other finance costs	(0.2)	—	(0.4)	(0.1)
Foreign exchange gains (losses)	0.3	0.7	(0.8)	0.5
Interest expense and other costs	(3.9)	(5.2)	(12.7)	(13.1)

Fair value gain on embedded derivatives (Note 16)	10.9	19.9	17.5	31.4
Fair value gain on warrants (Note 18)	—	—	—	11.1
Gains on financial instruments	10.9	19.9	17.5	42.5

Total	$9.6	$18.5	$16.6	$34.7